Loss per share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss Per Share Details [Abstract]
Net loss attributed to shareholders	$ (165,678)	$ (33,209)	$ (13,445)
Basic weighted average number of shares (in 000s)	76,326	63,005	28,873
Basic and diluted loss per share	$ (2.17)	$ (0.53)	$ (0.47)